AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 14, 2004
TO CERTAIN
VARIABLE LIFE INSURANCE POLICY
AND VARIABLE ANNUITY CONTRACT
PROSPECTUSES

         American General Life Insurance Company ("AGL") is amending certain prospectuses for the sole purpose of restating the market timing description.

          I.    THIS SECTION APPLIES ONLY TO OWNERS OF THE FOLLOWING VARIABLE LIFE INSURANCE POLICIES ISSUED BY AGL:  CORPORATE AMERICA, LEGACY PLUS, PLATINUM INVESTOR(R) I, AND PLATINUM INVESTOR(R) SURVIVOR.

          Delete all references in your prospectus that describe market timing, and in their place, add the following section:

Market Timing
The Policies are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We monitor the Policies to determine if:
.	an exchange out of a variable investment option occurs within two calendar weeks of an earlier exchange into that same variable investment option; or
.	exchanges into or out of the same variable investment option occur more than twice in any one calendar quarter.

          If either of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries.  If the Policy owner has telephone transfer privileges, such privileges are also suspended.  Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your telephone, same day or overnight delivery transfer privileges have been suspended.  The suspension of Policy transfer privileges will last for no more than six months.  Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

          The procedures above will be followed in all circumstances and we will treat all Policy owners the same.

          II.    THIS SECTION APPLIES ONLY TO OWNERS OF THE FOLLOWING VARIABLE ANNUITY CONTRACTS ISSUED BY AGL:  INDIVIDUAL AND GROUP VARIABLE RETIREMENT ANNUITY CONTRACTS, INDIVIDUAL VARIABLE ANNUITY CONTRACTS, GENERATIONS(R), PLATINUM INVESTOR(R), SELECT RESERVESM, THE CHAIRMAN(R), VARIETY PLUS, AND WM ADVANTAGE.

          Delete all references in your prospectus that describe market timing, and in their place, add the following section:

Market Timing
The Contracts are not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We monitor the Contracts to determine if:
.	an exchange out of a variable investment option occurs within two calendar weeks of an earlier exchange into that same variable investment option; or
.	exchanges into or out of the same variable investment option occur more than twice in any one calendar quarter.

          If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries.  If the Contract Owner has telephone transfer privileges, such privileges are also suspended.  Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your telephone, same day or overnight delivery transfer privileges have been suspended.  The suspension of Contract transfer privileges will last for no more than six months.  Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

          The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.